Goodwill and Other Intangible Assets (Commercial and Residential Mortgage Loan Servicing Assets - Key Valuation Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Adverse Change In Assumption [Line Items]
Fair Value	$ 1,758,000,000	$ 1,589,000,000
Mortgage Servicing Rights [Member] | Commercial Mortgage [Member]
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Adverse Change In Assumption [Line Items]
Fair Value	$ 576,000,000	$ 526,000,000	$ 506,000,000	$ 552,000,000
Weighted-average life	4 years 7 months	4 years 8 months
Constant prepayment rate (CPR)	8.61%	5.71%
Decline in fair value from 10% adverse change in prepayment rate	$ 11,000,000	$ 10,000,000
Decline in fair value from 20% adverse change in prepayment rate	$ 21,000,000	$ 19,000,000
Discount rate	7.52%	7.49%
Decline in fair value from 10% adverse change in interest rate	$ 16,000,000	$ 14,000,000
Decline in fair value from 20% adverse change in interest rate	31,000,000	29,000,000
Mortgage Servicing Rights [Member] | Residential Mortgage [Member]
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transferor Servicing Assets Or Liabilities Impact Of Adverse Change In Assumption [Line Items]
Fair Value	$ 1,182,000,000	$ 1,063,000,000	$ 845,000,000	$ 1,087,000,000
Weighted-average life	6 years 10 months	6 years 4 months
Constant prepayment rate (CPR)	9.41%	10.61%
Decline in fair value from 10% adverse change in prepayment rate	$ 45,000,000	$ 44,000,000
Decline in fair value from 20% adverse change in prepayment rate	$ 86,000,000	$ 85,000,000
Spread over the benchmark curve	8.50%	8.93%
Decline in fair value from 10% adverse change in adjusted spread	$ 37,000,000	$ 34,000,000
Decline in fair value from 20% adverse change in adjusted spread	$ 72,000,000	$ 67,000,000